Segment Information	12 Months Ended
Dec. 31, 2016
Segment Information

17. Segment Information

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

During the past three years, the Group has gradually transitioned from a wealth management consulting services provider to an integrated financial services group with capabilities in wealth management, asset management and internet financial service. In order to better reflect such transition, the Group has adjusted its internal organizational and corporate structures in the fourth quarter of 2014. The segment information has been adjusted accordingly to present the operating results by three reportable segments: wealth management, asset management and internet financial service. The Group’s CODM does not review balance sheet information of the segments.

Segment information of the Group’s business is as follow:

	Years Ended December 31, 2014
	Wealth Management Business	Assets Management Business	Internet Financial Service Business	Total
	RMB	RMB	RMB	RMB
Revenues:
One-time commissions	423,218,934	—	—	423,218,934
Recurring service fees	243,619,600	76,313,477	—	319,933,077
Performance-based income	7,952,243	16,680,481	—	24,632,724
Other service fees	13,246,685	—	16,732,441	29,979,126
Total third-party revenues	688,037,462	92,993,958	16,732,441	797,763,861
One-time commissions	180,943,785	—	—	180,943,785
Recurring service fees	342,603,359	217,438,078	30,326	560,071,763
Performance-based income	2,444,365	73,897,688		76,342,053
Other service fees	75,050	1,105,055	856,695	2,036,800
Total related party revenues	526,066,559	292,440,821	887,021	819,394,401
Total revenues	1,214,104,021	385,434,779	17,619,462	1,617,158,262
Less: business taxes and related surcharges	(68,598,144)	(19,319,443)	(755,784)	(88,673,371)
Net revenues	1,145,505,877	366,115,336	16,863,678	1,528,484,891
Operating cost and expenses:
Compensation and benefits
Relationship Manager Compensation	(319,572,173)	(235,762)	(2,244,639)	(322,052,574)
Performance Fee Compensation	—	(22,034,438)	—	(22,034,438)
Other Compensation	(214,841,520)	(124,968,021)	(53,563,785)	(393,373,326)
Total compensation and benefits	(534,413,693)	(147,238,221)	(55,808,424)	(737,460,338)
Selling expenses	(135,282,336)	(9,756,483)	(2,226,991)	(147,265,810)
General and administrative expenses	(74,673,516)	(60,090,462)	(16,862,300)	(151,626,278)
Other operating expenses	(23,641,595)	(1,674,417)	(4,645,818)	(29,961,830)
Government subsidies	67,303,362	23,601,038	27,062	90,931,462
Total operating cost and expenses	(700,707,778)	(195,158,545)	(79,516,471)	(975,382,794)
Income (loss) from operations	444,798,099	170,956,791	(62,652,793)	553,102,097

	Years Ended December 31, 2015
	Wealth Management Business	Assets Management Business	Internet Financial Service Business	Total
	RMB	RMB	RMB	RMB
Revenues:
One-time commissions	390,668,384	520,001	—	391,188,385
Recurring service fees	334,983,117	66,309,348	—	401,292,465
Performance-based income	141,773,493	52,165,537	—	193,939,030
Other service fees	69,447,545	512,475	58,330,241	128,290,261
Total third-party revenues	936,872,539	119,507,361	58,330,241	1,114,710,141
One-time commissions	424,354,473	4,333,018	—	428,687,491
Recurring service fees	324,182,643	310,730,732	—	634,913,375
Performance –based income	—	53,825,293	—	53,825,293
Other service fees	393,683	—	166,123	559,806
Total related party revenues	748,930,799	368,889,043	166,123	1,117,985,965
Total revenues	1,685,803,338	488,396,404	58,496,364	2,232,696,106
Less: business taxes and related surcharges	(88,285,200)	(23,408,513)	(1,074,552)	(112,768,265)
Net revenues	1,597,518,138	464,987,891	57,421,812	2,119,927,841
Operating cost and expenses:
Compensation and benefits
Relationship Manager Compensation	(507,400,087)	(8,044,612)	(9,185,024)	(524,629,723)
Performance Fee Compensation	—	(24,786,763)	—	(24,786,763)
Other Compensation	(348,504,061)	(150,661,189)	(115,910,643)	(615,075,893)
Total compensation and benefits	(855,904,148)	(183,492,564)	(125,095,667)	(1,164,492,379)
Selling expenses	(219,286,283)	(17,278,343)	(27,250,783)	(263,815,409)
General and administrative expenses	(78,850,681)	(53,554,038)	(38,524,794)	(170,929,513)
Other operating expenses	(53,374,913)	(19,411,331)	(21,838,060)	(94,624,304)
Government subsidies	75,960,496	56,304,348	444,868	132,709,712
Total operating cost and expenses	(1,131,455,529)	(217,431,928)	(212,264,436)	(1,561,151,893)
Income (loss) from operations	466,062,609	247,555,963	(154,842,624)	558,775,948

	Years Ended December 31, 2016
	Wealth Management Business	Assets Management Business	Internet Financial Service Business	Total
	RMB	RMB	RMB	RMB
Revenues:
One-time commissions	809,461,138	1,184,221	—	810,645,359
Recurring service fees	413,085,113	61,915,165	—	475,000,278
Performance-based income	11,143,779	8,596,434	—	19,740,213
Other service fees	67,435,787	—	50,358,068	117,793,855
Total third-party revenues	1,301,125,817	71,695,820	50,358,068	1,423,179,705
One-time commissions	318,554,406	2,887,327	—	321,441,733
Recurring service fees	347,818,641	427,907,685	—	775,726,326
Performance –based income	706,390	38,793,992	—	39,500,382
Other service fees	722,009	—	1,065,914	1,787,923
Total related party revenues	667,801,446	469,589,004	1,065,914	1,138,456,364
Total revenues	1,968,927,263	541,284,824	51,423,982	2,561,636,069
Less: business taxes and related surcharges	(37,274,715)	(9,474,316)	(1,314,268)	(48,063,299)
Net revenues	1,931,652,548	531,810,508	50,109,714	2,513,572,770
Operating cost and expenses:
Compensation and benefits
Relationship Manager Compensation	(556,553,499)	(1,452,611)	(5,613,679)	(563,619,789)
Performance Fee Compensation		(8,145,016)	—	(8,145,016)
Other Compensation	(443,704,242)	(155,567,371)	(129,367,542)	(728,639,155)
Total compensation and benefits	(1,000,257,741)	(165,164,998)	(134,981,221)	(1,300,403,960)
Selling expenses	(280,993,783)	(16,171,723)	(25,502,012)	(322,667,518)
General and administrative expenses	(120,763,794)	(77,200,486)	(36,523,786)	(234,488,066)
Other operating expenses	(82,058,856)	(35,922,504)	(33,106,059)	(151,087,419)
Government subsidies	78,444,752	83,919,516	—	162,364,268
Total operating cost and expenses	(1,405,629,422)	(210,540,195)	(230,113,078)	(1,846,282,695)
Income (loss) from operations	526,023,126	321,270,313	(180,003,364)	667,290,075

Substantially all of the Group’s revenues are derived from, and its assets are located in the PRC and Hong Kong.